Consolidated Balance Sheets(USD ($))	Sep. 30, 2012	Mar. 31, 2011
CURRENT
Cash and cash equivalents	$ 600,661	$ 327
Other receivables	6,563	900
Prepaid expenses and deposit (Note 16(d))	209,556	42,149
Assets held for sale (Note 9)		40,161
TOTAL CURRENT ASSETS	816,780	83,537
CONSTRUCTION IN PROGRESS (Note 16(a))	658,440	6,584,400
PROPERTY, PLANT AND EQUIPMENT (Note 7)	934,917	334,789
INTANGIBLE ASSET (Note 8)	598	4,180
TOTAL ASSETS	2,410,735	7,006,906
CURRENT
Accounts payable and accrued liabilities	23,122	144,656
Loan from a shareholder (Note 10)		243,288
Convertible notes payable (Note 12)		15,198
Notes payable (Note 11)	69,184	37,100
Liabilities held for sale		33,475
TOTAL CURRENT LIABILITIES	93,223	473,717
NOTES PAYABLE (Note 11)	541,917	202,084
TOTAL LIABILITIES	634,223	675,801
STOCKHOLDERS’ EQUITY SHARE CAPITAL (Note 13)
Issued and outstanding: 17,219,486 common shares (March 31, 2012: 27,096,086)	1,548,492	7,474,452
ADDITIONAL PAID IN CAPITAL	598,534	598,534
ACCUMULATED OTHER COMPREHENSIVE LOSS	(27,725)	(26,232)
DEFICIT, accumulated during the development stage	(342,789)	(1,715,649)
TOTAL STOCKHOLDERS’ EQUITY	1,776,512	6,331,105
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 2,410,735	$ 7,006,906